Income Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign tax Effects
Changes in valuation allowance				$ 3,204,495	$ 81,052
Changes in valuation allowance				(27.50%)	(27.50%)
Other
Other, percentage
Effects of Cross-border tax laws
Effects of Cross-border tax laws, percentage
Nontaxable or Nondeductible items
Nontaxable or Nondeductible items, percentage
Changes in Unrecognized Tax Benefits
Changes in Unrecognized Tax Benefits, percentage
Effective Tax Rate
Effective Tax Rate, percentage				0.00%	0.00%
US Federal Statutory Tax rate
US Federal Statutory Tax rate, percentage	0.00%	0.00%	0.00%	0.00%	0.00%
Miscellaneous permanent items				$ 154,871
Miscellaneous permanent items, percentage				(1.30%)
Transaction expenses				$ 420,598	$ 27,718
Transaction expenses, percentage				(3.60%)	(5.00%)
Foreign rate differential				$ (3,779,963)	$ (108,770)
Foreign rate differential, percentage				32.50%	32.50%
UK [Member]
Foreign tax Effects
Changes in valuation allowance			$ 289,401
Changes in valuation allowance			(1.32%)
Legal Fees			$ 260,868
Legal Fees, percentage			(1.19%)
Other			$ (550,269)
Other, percentage			2.51%
Ghana [Member]
Foreign tax Effects
Changes in valuation allowance			$ 2,795,504
Changes in valuation allowance			(12.76%)
Other			$ (2,795,504)
Other, percentage			12.76%